Taxes - Schedule of components of the Group's deferred tax assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred tax asset movement:
Opening balance	$ 5,288,913	$ 9,468,808
Foreign currency adjustments	124,705	(3,616,186)
Expiration		(563,709)
Closing balance	$ 5,413,618	$ 5,288,913